Unaudited Condensed Consolidated Statements of Comprehensive Loss ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Statement of Comprehensive Income [Abstract]
Net loss	¥ (56,446)	$ (7,768)	¥ (51,676)
Other comprehensive (loss)/income, net of tax
Foreign currency translation adjustments	991	136	(3,043)
Total Comprehensive loss	(55,455)	(7,632)	(54,719)
Less: Comprehensive loss attributable to noncontrolling interest	(6,335)	(872)	(13,277)
Comprehensive loss attributable to Ucommune International Ltd’s shareholders	¥ (49,120)	$ (6,760)	¥ (41,442)